Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Prospectus Date	rr_ProspectusDate	Mar. 13, 2025
Document Creation Date	dei_DocumentCreationDate	Mar. 13, 2025